LEASE LIABILITIES (Schedule of active leases and total lease term under contract) (Details) - Land and Building [Member]	Mar. 31, 2024	Jan. 31, 2024
Silver State Cultivation LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	12 years 8 months 4 days	12 years 10 months 2 days
Silver State Relief LLC (Sparks) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	12 years 8 months 4 days	12 years 10 months 2 days
Silver State Relief LLC (Fernley) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	8 years 8 months 4 days	8 years 10 months 2 days